Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents
Cash at bank and on hand, representing cash and cash equivalents	$ 2,509	$ 2,604	$ 5,307	$ 7,312	$ 11,926	$ 19,812